Acquired Assets And Assumed Liabilities Recorded At Fair Value For MedKey (Detail) (Medkey, USD $) In Thousands, unless otherwise specified	1 Months Ended
Oct. 31, 2011
Business Acquisition [Line Items]
Current assets	$ 1,449
Goodwill	1,617
Current liabilities	(1,325)
Deferred tax liabilities	(781)
Total purchase price	4,082
Trade Names
Business Acquisition [Line Items]
Intangible asset	1,445
Amortization Period	20 years
Customer Relationships
Business Acquisition [Line Items]
Intangible asset	1,393
Amortization Period	10 years
Non-compete Agreements
Business Acquisition [Line Items]
Intangible asset	$ 284
Amortization Period	5 years